Goodwill - Summary of Goodwill (Detail) $ in Millions	Jun. 30, 2026 USD ($)
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 7,913
Balance at end of year	$ 8,094